Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Interest incurred	$ 67	$ 75	$ 74
Interest capitalized	2	14	23
Depreciation expense	$ 93	$ 90	$ 100